Annual Total Returns[BarChart] - Growth Allocation Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.39%)	14.84%	18.49%	2.93%	(3.83%)	7.08%	18.59%	(7.50%)	22.33%	12.96%